Note 13 - Employees Post retirement Benefits and Other Benefits	9 Months Ended
Sep. 30, 2011
Pension and other Postretirement Benefits Disclosure [Abstract]
Note 13 - Employees Postretirement Benefits and Other Benefits [Text Block]

13. Employees’ Postretirement Benefits and Other Benefits

The Company sponsors a defined contribution benefit pension plan covering substantially all of its employees and provides certain health care benefits for a number of active and retired employees. For the nine-month periods ended September 30, 2011, the Company made contributions of US$200 to the defined contribution portion of the variable contribution plan.

The balances related to Employees’ Postretirement Benefits are represented as follows:

	As of
	September 30, 2011			December 31, 2010
	Pension Benefits	Health Care Benefits	Total	Pension Benefits	Health Care Benefits	Total
Current liabilities

Defined-benefit plan	355	337	692	369	374	743
Variable Contribution plan	34	-	34	39	-	39

Employees’ postretirement projected benefits obligation	389	337	726	408	374	782

Long-term liabilities
Defined-benefit plan	5,186	7,593	12,779	5,719	7,889	13,608
Variable Contribution plan	256	-	256	132	-	132
Employees’ postretirement projected benefits obligation	5,442	7,593	13,035	5,851	7,889	13,740

	5,831	7,930	13,761	6,259	8,263	14,522

Shareholders’ equity - Accumulated other comprehensive income
Defined-benefit plan	2,877	550	3,427	3,322	609	3,931
Variable Contribution plan	279	-	279	189	-	189
Tax effect	(1,073)	(187)	(1,260)	(1,194)	(207)	(1,401)

Net balance recorded in shareholders’ equity	2,083	363	2,446	2,317	402	2,719

Net periodic benefit cost includes the following components:

	As of September 30,
	2011			2010
	Pension Plans			Pension Plans

	Defined-Benefits	Variable Contribution	Health Care Benefits	Defined-Benefits	Variable Contribution	Health Care Benefits

Service cost-benefits earned during the period	158	133	99	188	67	88
Interest cost on projected benefit obligation	2,505	34	627	2,319	26	588
Expected return on plan assets	(2,238)	(15)	-	(1,974)	(13)	-
Amortization of net actuarial loss	43	8	21	47	7	1
	468	160	747	580	87	677

Employees’ contributions	(161)	(10)	-	(174)	(20)	-

Net periodic benefit cost	307	150	747	406	67	677

At September 30, 2011, the balances of the Financial Commitment Agreements, signed in 2008 by the Company and Petros, totaled US$2,748, on which US$67 in interest falls due in 2011.